CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CASH FLOW FROM OPERATING ACTIVITIES
Net Loss	$ (1,308,277)	$ (1,182,741)	$ (973,607)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	7,025	6,822	7,174
Stock issued for service		90,000
Amortization of debt discount	186,280	72,138	15,903
Changes in assets and liabilities:
Accounts receivable and other current assets	8,750	605	2,125
Prepayment	9,129	3,370	(29,415)
Accounts payable	69,901	68,305	(25,363)
Accrued liabilities and other payables	399,902	176,618	117,905
Due to related parties	120,000	121,829	120,000
NET CASH USED IN OPERATING ACTIVITIES	(507,290)	(643,054)	(765,278)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of machinery and equipment			(307)
NET CASH USED IN INVESTING ACTIVITIES			(307)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	50,400
Proceeds from note payables	149,707	235,730	200,876
Proceeds from note payables - Related Parties	101,126	155,428	111,952
Repayments to related parties	(227,867)	(40,855)	(56,689)
Proceeds from related parties	407,984
NET CASH PROVIDED BY FINANCING ACTIVITIES	481,350	350,303	256,139
Effect of exchange rate changes on cash and cash equivalents	(11,896)	(12,007)	15,423
NET INCREASE (DECREASE) IN CASH	(37,836)	(304,758)	(494,023)
Cash at beginning of year	46,302	351,060	845,083
Cash at end of year	8,466	46,302	351,060
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Expenses paid by related parties	30,571	25,816	27,543
Discount due to debt issued with warrants	138,631	233,125	164,497
SUPPLEMENTARY DISCLOSURE:
Income Tax Paid
Interest Paid